Share - Based Compensation 2 (Details) (Stock Options and Stock Appreciation Rights [ Member], USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
Jun. 30, 2012
Stock Options and Stock Appreciation Rights [ Member]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding [Roll Forward]
Outstanding, beginning of year, Shares	1,804
Granted, Shares	246
Exercised, Shares	(802)
Forfeited, Shares	(20)
Outstanding, end of year, Shares	1,228
Exercisable at end of year, Shares	794
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Exercise Price [Roll Forward]
Outstanding, beginning of year, Weighted-Average Exercise Price	$ 22.68
Granted, Weighted-Average Exercise Price	$ 30.14
Exercised, Weighted-Average Exercise Price	$ 21.83
Forfeited, Weighted-Average Exercise Price	$ 25.94
Outstanding, end of year, Weighted-Average Exercise Price	$ 24.68
Exercisable at end of year, Weighted-Average Exercise Price	$ 23.37